Derivative and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Gross Notional Amount and Fair Value of Derivative Instruments

The following table presents gross notional amount and fair value of derivative instruments by the underlying risk exposure.

As at December 31,		2018			2017
		Notional amount	Fair value		Notional amount	Fair value
Type of hedge	Instrument type		Assets	Liabilities		Assets	Liabilities
Qualifying hedge accounting relationships
Fair value hedges	Interest rate swaps	$519	$–	$13	$548	$–	$20
	Foreign currency swaps	91	5	–	84	1	4
Cash flow hedges	Foreign currency swaps	1,834	80	367	1,757	20	333
	Forward contracts	80	–	9	165	–	4
	Equity contracts	101	–	12	125	16	1
Net investment hedges	Foreign currency forwards	1,864	21	65	–	–	–
Total derivatives in qualifying hedge accounting relationships		4,489	106	466	2,679	37	362
Derivatives not designated in qualifying hedge accounting relationships
	Interest rate swaps	300,704	11,204	5,675	246,270	12,984	6,251
	Interest rate futures	14,297	–	–	11,551	–	–
	Interest rate options	11,736	314	–	10,093	312	–
	Foreign currency swaps	23,156	747	1,341	16,321	494	1,122
	Currency rate futures	4,052	–	–	3,157	–	–
	Forward contracts	29,248	670	158	20,341	915	65
	Equity contracts	15,492	653	163	13,597	813	22
	Credit default swaps	652	9	–	606	14	–
	Equity futures	10,908	–	–	12,158	–	–
Total derivatives not designated in qualifying hedge accounting relationships		410,245	13,597	7,337	334,094	15,532	7,460
Total derivatives		$414,734	$13,703	$7,803	$336,773	$15,569	$7,822

Summary of Gross Notional Amount by Remaining Term to Maturity, Total Fair Values (Including Accrued Interest), Credit Risk Equivalent and Risk Weighted Amount by Contract Type

The following table presents fair values of derivative instruments by the remaining term to maturity. The fair values disclosed below do not incorporate the impact of master netting agreements. Refer to note 9.

	Remaining term to maturity
As at December 31, 2018	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$649	$671	$795	$11,588	$13,703
Derivative liabilities	359	229	227	6,988	7,803

	Remaining term to maturity
As at December 31, 2017	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$605	$822	$889	$13,253	$15,569
Derivative liabilities	224	149	168	7,281	7,822

The following table presents gross notional amount by the remaining term to maturity, total fair value (including accrued interest), credit risk equivalent and risk-weighted amount by contract type.

	Remaining term to maturity (notional amounts)				Fair value
As at December 31, 2018	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit risk equivalent(1)	Risk- weighted amount(2)
Interest rate contracts
OTC swap contracts	$3,495	$22,568	$121,817	$147,880	$11,750	$(6,477)	$5,273	$5,301	$787
Cleared swap contracts	5,723	16,140	131,480	153,343	95	(96)	(1)	–	–
Forward contracts	10,258	14,300	648	25,206	637	(126)	511	259	37
Futures	14,297	–	–	14,297	–	–	–	–	–
Options purchased	1,166	4,981	5,589	11,736	317	–	317	376	58
Subtotal	34,939	57,989	259,534	352,462	12,799	(6,699)	6,100	5,936	882
Foreign exchange
Swap contracts	1,024	6,281	17,776	25,081	807	(1,736)	(929)	2,309	256
Forward contracts	5,926	60	–	5,986	54	(106)	(52)	108	13
Futures	4,052	–	–	4,052	–	–	–	–	–
Credit derivatives	143	509	–	652	10	–	10	–	–
Equity contracts
Swap contracts	2,728	142	–	2,870	29	(57)	(28)	303	38
Futures	10,908	–	–	10,908	–	–	–	–	–
Options purchased	6,142	6,581	–	12,723	621	(118)	503	2,277	316
Subtotal including accrued interest	65,862	71,562	277,310	414,734	14,320	(8,716)	5,604	10,933	1,505
Less accrued interest	–	–	–	–	617	(913)	(296)	–	–
Total	$65,862	$71,562	$277,310	$414,734	$13,703	$(7,803)	$5,900	$10,933	$1,505

	Remaining term to maturity (notional amounts)				Fair value
As at December 31, 2017	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit risk equivalent(1)	Risk- weighted amount(2)
Interest rate contracts
OTC swap contracts	$7,161	$19,141	$112,412	$138,714	$13,379	$(6,867)	$6,512	$6,588	$809
Cleared swap contracts	1,615	12,928	93,561	108,104	245	(206)	39	–	–
Forward contracts	6,036	10,614	675	17,325	903	(38)	865	285	35
Futures	11,551	–	–	11,551	–	–	–	–	–
Options purchased	816	3,856	5,421	10,093	312	–	312	471	61
Subtotal	27,179	46,539	212,069	285,787	14,839	(7,111)	7,728	7,344	905
Foreign exchange
Swap contracts	999	4,481	12,682	18,162	510	(1,483)	(973)	1,874	200
Forward contracts	3,046	135	–	3,181	12	(31)	(19)	101	12
Futures	3,157	–	–	3,157	–	–	–	–	–
Credit derivatives	38	568	–	606	14	–	14	–	–
Equity contracts
Swap contracts	2,612	169	–	2,781	60	(14)	46	337	35
Futures	12,158	–	–	12,158	–	–	–	–	–
Options purchased	4,693	6,148	100	10,941	769	(10)	759	2,606	305
Subtotal including accrued interest	53,882	58,040	224,851	336,773	16,204	(8,649)	7,555	12,262	1,457
Less accrued interest	–	–	–	–	635	(827)	(192)	–	–
Total	$53,882	$58,040	$224,851	$336,773	$15,569	$(7,822)	$7,747	$12,262	$1,457

(1)

Credit risk equivalent is the sum of replacement cost and the potential future credit exposure. Replacement cost represents the current cost of replacing all contracts with a positive fair value. The amounts take into consideration legal contracts that permit offsetting of positions. The potential future credit exposure is calculated based on a formula prescribed by OSFI.

(2)	Risk-weighted amount represents the credit risk equivalent, weighted according to the creditworthiness of the counterparty, as prescribed by OSFI.

Summary of Fair Value and the Fair Value Hierarchy of Derivative Instruments

Fair value and the fair value hierarchy of derivative instruments

As at December 31, 2018	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$12,155	$–	$11,537	$618
Foreign exchange contracts	886	–	876	10
Equity contracts	653	–	621	32
Credit default swaps	9	–	9	–
Total derivative assets	$13,703	$–	$13,043	$660
Derivative liabilities
Interest rate contracts	$5,815	$–	$5,318	$497
Foreign exchange contracts	1,814	–	1,813	1
Equity contracts	174	–	118	56
Total derivative liabilities	$7,803	$–	$7,249	$554

As at December 31, 2017	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$14,199	$–	$13,181	$1,018
Foreign exchange contracts	527	–	527	–
Equity contracts	829	–	768	61
Credit default swaps	14	–	14	–
Total derivative assets	$15,569	$–	$14,490	$1,079
Derivative liabilities
Interest rate contracts	$6,309	$–	$6,012	$297
Foreign exchange contracts	1,490	–	1,490	–
Equity contracts	23	–	10	13
Total derivative liabilities	$7,822	$–	$7,512	$310

Net Derivative Significant Unobservable Inputs Used in Fair Value Measurement

The following table presents a roll forward for net derivative contracts measured at fair value using significant unobservable inputs (Level 3).

For the years ended December 31,	2018	2017
Balance at the beginning of the year	$769	$163
Net realized / unrealized gains (losses) included in:
Net income(1)	(666)	1,082
OCI(2)	(48)	(9)
Purchases	12	22
Settlements	18	(103)
Transfers
Into Level 3(3)	9	–
Out of Level 3(3)	(13)	(363)
Currency movement	25	(23)
Balance at the end of the year	$106	$769
Change in unrealized gains (losses) on instruments still held	$(460)	$832

(1)	These amounts are included in investment income on the Consolidated Statements of Income.
(2)	These amounts are included in AOCI on the Consolidated Statements of Financial Position.
(3)

For derivatives transferred into and out of Level 3, the Company uses the fair value of the items at the end and beginning of the period, respectively. Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data (versus the previous year). Transfers out of Level 3 occur when the inputs used to price the assets and liabilities become available from observable market data.

Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income

The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in investment income. These investment gains (losses) are shown in the following table.

For the year ended December 31, 2018	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate assets	$1	$(1)	$–
	Fixed rate liabilities	3	(3)	–
Foreign currency swaps	Fixed rate assets	7	(5)	2
Total		$11	$(9)	$2

For the year ended December 31, 2017	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate assets	$2	$(3)	$(1)
	Fixed rate liabilities	(17)	17	–
Foreign currency swaps	Fixed rate assets	(2)	4	2
Total		$(17)	$18	$1

Summary of Effects of Derivatives in Cash Flow Hedging Relationships

The effects of derivatives in cash flow hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Comprehensive Income are shown in the following table.

For the year ended December 31, 2018	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Interest rate swaps	Forecasted liabilities	$–	$(20)	$–
Foreign currency swaps	Fixed rate assets	–	(1)	–
	Floating rate liabilities	(36)	(62)	–
	Fixed rate liabilities	60	62	–
Forward contracts	Forecasted expenses	(8)	(2)	–
Equity contracts	Stock-based compensation	(21)	27	–
Total		$(5)	$4	$–

For the year ended December 31, 2017	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Interest rate swaps	Forecasted liabilities	$–	$(17)	$–
Foreign currency swaps	Fixed rate assets	3	(1)	–
	Floating rate liabilities	95	50	–
	Fixed rate liabilities	35	7	–
Forward contracts	Forecasted expenses	10	(10)	–
Equity contracts	Stock-based compensation	20	29	–
Total		$163	$58	$–

Summary of Effects of Net Investment Hedging Relationships

The effects of net investment hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Other Comprehensive Income are shown in the following table.

For the year ended December 31, 2018	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$(469)	$–	$–
Foreign currency forward	9	–	–
Total	$(460)	$–	$–

For the year ended December 31, 2017	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$355	$–	$–
Total	$355	$–	$–

Summary of Investment Income on Derivatives Not Designated in Qualifying Hedge Accounting Relationships

Investment income on derivatives not designated in qualifying hedge accounting relationships

For the years ended December 31,	2018	2017
Interest rate swaps	$(1,894)	$(927)
Interest rate futures	(298)	372
Interest rate options	(52)	(96)
Foreign currency swaps	(122)	529
Currency rate futures	3	(92)
Forward contracts	(355)	1,231
Equity futures	742	(2,190)
Equity contracts	(276)	153
Credit default swaps	(6)	(4)
Total	$(2,258)	$(1,024)